Prospectus Adviser Class [Member] Investment Objectives and Goals - Prospectus-Adviser Class - Payden Strategic Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PAYDEN STRATEGIC INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The Fund seeks a high level of total return combined with income generation that is consistent with preservation of capital.